Fair values (Tables)	12 Months Ended
Mar. 31, 2023
Fair Values [Abstract]
Summary Of carrying amounts and fair value of the financial instruments

Set out below, is a comparison by class of the carrying amounts and fair value of the financial instruments of the Group:

	As at March 31, 2022		As at March 31, 2023		As at March 31, 2023
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
	(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets

Measured at amortised cost
Security deposits	231	231	355	355	4	4
Bank deposits with remaining maturity for more than twelve months	1,318	1,318	1,003	1,003	12	12
Trade receivables	45,825	45,825	30,687	30,687	373	373
Cash and cash equivalents	28,379	28,379	38,182	38,182	465	465
Bank balances other than cash and cash equivalents	50,741	50,741	37,837	37,837	460	460
Advances recoverable	153	153	700	700	9	9
Interest accrued on fixed deposits	444	444	555	555	7	7
Interest accrued on loan to third party	40	40		—	—	—
Government grant receivable	783	783	353	353	4	4
Deferred consideration receivable	2,547	2,547	2,409	2,409	29	29
Loans to related parties	—	—	55	55	1	1
Loans and advances to third party	556	556	—	—	—	—
Other current financial assets	148	148	975	975	12	12

Measured at fair value
Investments	—	—	926	926	11	11

Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	3,593	3,593	6,336	6,336	77	77

Financial liabilities

Measured at amortised cost
Non-convertible debentures	84,262	82,622	71,629	64,303	871	782
Term loan from bank	63,819	58,928	112,353	106,283	207	1,293
Term loan from financial institutions	109,769	112,382	184,549	172,220	2,245	2,095
Compulsorily convertible debentures	1,213	1,213	16,999	16,999	207	207
Senior secured notes	170,712	164,617	102,353	87,707	1,245	1,067
Interest accrued but not due on borrowings	1,821	1,821	2,017	2,017	25	25
Interest accrued but not due on debentures	2,037	2,037	1,195	1,195	15	15
Capital creditors	11,036	11,036	33,480	33,480	407	407
Purchase consideration payable	88	88	1,681	1,681	20	20
Cash settled shared based payment liability	36	36	—	—	—	—
Other payables	7	7	—	—	—	—
Provision for operation and maintenance equalisation	2,652	2,652	2,033	2,033	25	25
Interest-bearing loans and borrowings - short term	14,485	14,485	42,522	42,522	517	517
Trade payables	5,609	5,609	6,118	6,118	74	74

Financial liabilities at fair value
Liability for put options with non-controlling interests	9,546	9,546	5,409	5,409	66	66

Financial liabilities at FVTPL
Derivative instruments - share warrants	2,486	2,486	1,309	1,309	16	16

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	1,723	1,723	866	866	11	11